Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Mairs & Power Minnesota Municipal Bond ETF
(the “Fund”)
A series of Trust for Professional Managers

Supplement dated January 17, 2025
to the Prospectus, Summary Prospectus and
Statement of Additional Information,
each dated April 30, 2024

Robert (Bob) W. Thompson, Co-Portfolio Manager of the Mairs & Power Minnesota Municipal Bond ETF, will retire on or about June 30, 2025.

Following Mr. Thompson’s retirement, the Fund will continue to be managed by Brent S. Miller, Lead Portfolio Manager of the Fund.

Please retain this supplement for future reference.